Stock Incentive Plans (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Stock Incentive Plans [Abstract]
Schedule of stock-based compensation expense

	Three months ended September 30,		Nine months ended September 30,
(In thousands)	2013	2014	2013	2014
Research and development	$19	$15	$42	$34
General and administrative	17	131	51	152
Total	$36	$146	$93	$186

	Year Ended December 31,
(In thousands)	2012	2013
Research and development	$385	$53
General and administrative	416	82
Total	$801	$135

Schedule of stock option activity

	Options Outstanding
	2014
	Shares	Weighted Average Exercise Price
Outstanding on January 1	284,829	$39.46
Grants	1,019,000	$1.07
Forfeitures	(325)	$426.83
Outstanding on September 30	1,303,504	$9.35
Exercisable as of September 30	408,504	$27.50

	Year Ended December 31,
	2012		2013
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding on January 1	578,257	$26.22	284,829	$39.46
Forfeited/Expired	(293,428)	7.53	-	-
Outstanding on December 31	284,829	$39.46	284,829	$39.46
Exercisable as of December 31	194,058	$56.62	246,559	$45.28

Schedule of summary of additional information on stock options outstanding

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted-Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$0.01 - $1.07	1,019,000	8.75	$1.07	124,000	$1.07
$2.00 - $2.20	154,288	6.92	2.02	154,288	2.02
$11.60 - $50.00	11,175	5.76	22.44	11,175	22.44
$50.01 - $90.80	84,694	4.14	61.40	84,694	61.40
$127.60 - $167.60	28,166	3.71	136.60	28,166	136.60
$207.60 - $588.80	6,181	3.52	241.28	6,181	241.28
Totals	1,303,504	8.07	$9.35	408,504	$27.50
Exercisable	408,504	5.44

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted-Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$2.00 - $2.20	154,288	7.66	$2.02	116,018	$2.02
$11.60 - $50.00	39,406	5.41	37.61	39,406	37.61
$50.00 - $90.80	56,463	4.83	70.24	56,463	70.24
$127.60 - $207.60	33,666	4.45	148.20	33,666	148.20
$420.00 - $588.80	1,006	1.80	485.37	1,006	467.05
Totals	284,829	6.39	$39.39	246,559	$45.19
	Weighted-Average Exercisable Remaining Contractual Life (Years)				6.19